RELATED PARTY TRANSACTIONS (Details)	12 Months Ended					12 Months Ended				12 Months Ended																														0 Months Ended	3 Months Ended		12 Months Ended		46 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Subsidiary of minority shareholder of Taishidian Holding CNY	Dec. 31, 2011 Subsidiary of minority shareholder of Taishidian Holding CNY	Dec. 31, 2010 Company owned by the family member of the principal of Tianjin Tutoring Consulting services CNY	Dec. 31, 2011 School founded by principal of Shuyang K-12 Property management services CNY	Dec. 31, 2010 School founded by principal of Shuyang K-12 Property management services CNY	Dec. 31, 2011 Former shareholder of Changsha K-12 CNY	Dec. 31, 2011 Former shareholder of Changsha K-12 Property management services CNY	Dec. 31, 2010 Former shareholder of Changsha K-12 Property management services CNY	Dec. 31, 2012 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2011 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2010 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2011 Former shareholder of Jinan WR Career Enhancement CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY	Dec. 31, 2011 Principal of Beijing YZ Tutoring CNY	Dec. 31, 2011 Principal of Jilin Tutoring CNY	Dec. 31, 2011 Former owner of Beijing Away United Technology Co., Ltd. CNY	Dec. 31, 2011 Former principal of Dalian Hope School ("Dalian Career Enhancement") and a senior manager of the Group CNY	Dec. 31, 2011 Former owner of Changsha Tutoring Principal CNY	Dec. 31, 2012 Subsidiary of former shareholder of Shenyang K-12 CNY	Dec. 31, 2011 Subsidiary of former shareholder of Shenyang K-12 CNY	Dec. 31, 2011 Principal of Shanghai Career Enhancement CNY	Dec. 31, 2011 Principal of Changsha Career Enhancement CNY	Dec. 31, 2011 Principal of Tianjin Tutoring CNY	Dec. 31, 2011 Former Owner of Beijing IT Career Enhancement CNY	Dec. 31, 2011 CEO of Beijing Century Tutoring CNY	Dec. 31, 2011 Former owner and currently general manager of Beijing JY Tutoring CNY	Dec. 31, 2011 Former owner of Guangzhou DP Tutoring CNY	Dec. 31, 2011 CEO of Suzhou Career Enhancement CNY	Dec. 31, 2011 Former owner of Chongqing XT Career Enhancement CNY	Dec. 31, 2011 Former shareholder of Beijing XGX Tutoring CNY	Dec. 31, 2012 Former shareholder of Genesis Career Enhancement CNY	Dec. 31, 2011 Former shareholder of Genesis Career Enhancement CNY	Dec. 31, 2011 Former shareholder of Hebei YL Career Enhancement CNY	Dec. 31, 2011 Former owner of Jinan WR Career Enhancement CNY	Oct. 26, 2011 Dr Jin Huang	Jan. 25, 2012 Campus USD ($)	Jan. 25, 2012 Campus CNY	Dec. 31, 2012 Campus USD ($)	Dec. 31, 2012 Campus CNY	Oct. 31, 2015 Campus USD ($)	Oct. 31, 2015 Campus CNY	Oct. 26, 2011 Campus Class A Shares USD ($)	Jan. 25, 2012 Campus Class A Shares	Dec. 31, 2012 Campus Class A Shares	Dec. 31, 2012 Campus Class B Shares
RELATED PARTY TRANSACTIONS
Receipts						320,000	1,800,000	1,800,000		7,470,000	3,787,000	1,100,000	1,100,000	1,100,000
Sales of software and providing services															6,800,000
Others																514,000	1,627,000	596,000
Amounts due from related parties	500,000	56,365,000		500,000	600,000				10,000						650,000		749,000		4,940,000	681,000	2,677,000	464,000	171,000		44,000	3,178,000	1,702,000	5,783,000	833,000	2,318,000	800,000	8,590,000	784,000	3,807,000	1,360,000		11,324,000	1,000,000	3,900,000
Amounts due to related parties	4,211,000	25,331,000							9,767,000								426,000			603,000	1,081,000	2,000		3,575,000	2,475,000				670,000			125,000		408,000		636,000	9,074,000	700,000
Minimum percentage of interest in voting power held by related party																																								10.00%
Maximum shares agreed to be purchased by related party																																															50,000,000
Shares charged in favor of Spin-Rich to secure campus' obligations under the Participation Agreement																																																	1,818,182
Shares charged by Spin-Rich in favor of campus to secure campus' agreed-upon minimum return on its investment under the Participation Agreement																																																		6,077,747
Shares purchased by related party																																																11,944,600
Aggregate consideration paid for shares purchased by related party																																									50,000,000	311,505,000
Share-based compensation	34,971,000	33,348,000	34,214,000																																								$ 9,539,000	60,206,000	$ 34,554,000	215,274,000